Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Notes Payable
Schedule of Notes Payable	Notes payable consisted of the following:

Issuing bank	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Bank of Weifang	50,126	7,866	15,000
	50,126	7,866	15,000